Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Revenues	$ 468,526	$ 458,059	$ 462,486
Costs	(183,736)	(152,304)	(159,559)
Gross profit / (loss)	284,790	305,755	302,927
Net gain from fair value adjustment of investment properties	2,500	488,794	254,567
General and administrative expenses	(68,639)	(71,149)	(100,070)
Selling expenses	(23,982)	(24,200)	(23,365)
Other operating results, net	(17,054)	(6,648)	(37,271)
(Loss) / profit from operations	172,615	(285,036)	(112,346)
Segment profit / (loss)	200,539	(237,582)	(98,766)
Operations Center in Argentina One [Member]
Statement [Line Items]
Revenues	6,709	5,357	4,843
Costs	(4,081)	(3,781)	(3,864)
Gross profit / (loss)	2,628	1,576	979
Net gain from fair value adjustment of investment properties	(570)	(403)	(585)
General and administrative expenses	(14,162)	(13,428)	(31,991)
Selling expenses	(1,513)	(1,203)	(601)
Other operating results, net	2,663	1,150	(29,023)
(Loss) / profit from operations	(10,954)	(12,308)	(61,221)
Share of profit of associates and joint ventures	25,332	47,068	20,145
Segment profit / (loss)	14,378	34,760	(41,076)
Investment properties and trading properties	2,106	3,152	4,165
Investment in associates and joint ventures	169,700	173,401	148,652
Other operating assets	7,106	7,145	7,614
Reportable assets	178,912	183,698	160,431
Operations Center in Argentinas Two [Member]
Statement [Line Items]
Revenues	374,662	377,202	374,521
Costs	(87,365)	(67,990)	(68,638)
Gross profit / (loss)	287,297	309,212	305,883
Net gain from fair value adjustment of investment properties	27	(489,302)	(265,106)
General and administrative expenses	(69,135)	(71,355)	(100,686)
Selling expenses	(24,108)	(24,387)	(23,507)
Other operating results, net	(17,199)	(7,240)	(37,730)
(Loss) / profit from operations	176,882	(283,072)	(121,146)
Share of profit of associates and joint ventures	25,332	47,068	20,145
Segment profit / (loss)	202,214	(236,004)	(101,001)
Investment properties and trading properties	2,513,788	2,407,809	3,045,366
Investment in associates and joint ventures	169,700	173,401	148,652
Other operating assets	58,133	130,705	95,211
Reportable assets	2,741,621	2,711,915	3,289,229
Operations Center in Argentina [Member] | Shopping Malls [Member]
Statement [Line Items]
Revenues	270,531	250,468	245,723
Costs	(20,705)	(14,937)	(16,643)
Gross profit / (loss)	249,826	235,531	229,080
Net gain from fair value adjustment of investment properties	443,974	(20,824)	(57,854)
General and administrative expenses	(28,999)	(30,126)	(34,612)
Selling expenses	(13,536)	(12,558)	(11,230)
Other operating results, net	(500)	(3,960)	(3,030)
(Loss) / profit from operations	650,765	168,063	122,354
Share of profit of associates and joint ventures	0	0	0
Segment profit / (loss)	650,765	168,063	122,354
Investment properties and trading properties	1,458,243	962,417	967,683
Investment in associates and joint ventures	0	0	0
Other operating assets	5,169	3,416	3,429
Reportable assets	1,463,412	965,833	971,112
Operations Center in Argentina [Member] | Offices [Member]
Statement [Line Items]
Revenues	20,065	22,646	23,745
Costs	(1,742)	(1,648)	(1,963)
Gross profit / (loss)	18,323	20,998	21,782
Net gain from fair value adjustment of investment properties	(148,941)	(97,015)	(23,548)
General and administrative expenses	(2,397)	(2,493)	(3,859)
Selling expenses	(891)	(251)	(534)
Other operating results, net	182	(88)	(357)
(Loss) / profit from operations	(133,724)	(78,849)	(6,516)
Share of profit of associates and joint ventures	0	0	0
Segment profit / (loss)	(133,724)	(78,849)	(6,516)
Investment properties and trading properties	252,868	423,239	624,081
Investment in associates and joint ventures	0	0	0
Other operating assets	511	452	554
Reportable assets	253,379	423,691	624,635
Operations Center in Argentina [Member] | Sales and Developments [Member]
Statement [Line Items]
Revenues	12,761	12,891	22,698
Costs	(17,929)	(7,451)	(6,905)
Gross profit / (loss)	(5,168)	5,440	15,793
Net gain from fair value adjustment of investment properties	(294,436)	(371,060)	(183,119)
General and administrative expenses	(11,605)	(12,283)	(13,260)
Selling expenses	(3,116)	(4,512)	(5,817)
Other operating results, net	(19,070)	(2,765)	(4,579)
(Loss) / profit from operations	(333,395)	(385,180)	(190,982)
Share of profit of associates and joint ventures	0	0	0
Segment profit / (loss)	(333,395)	(385,180)	(190,982)
Investment properties and trading properties	800,571	1,019,001	1,449,437
Investment in associates and joint ventures	0	0	0
Other operating assets	114	75,534	38,119
Reportable assets	800,685	1,094,535	1,487,556
Operations Center in Argentina [Member] | Hotels [Member]
Statement [Line Items]
Revenues	64,596	85,840	77,512
Costs	(42,908)	(40,173)	(39,263)
Gross profit / (loss)	21,688	45,667	38,249
Net gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(11,972)	(13,025)	(16,964)
Selling expenses	(5,052)	(5,863)	(5,325)
Other operating results, net	(474)	(1,577)	(741)
(Loss) / profit from operations	4,190	25,202	15,219
Share of profit of associates and joint ventures	0	0	0
Segment profit / (loss)	4,190	25,202	15,219
Investment properties and trading properties	0	0	0
Investment in associates and joint ventures	0	0	0
Other operating assets	45,233	44,158	45,495
Reportable assets	$ 45,233	$ 44,158	$ 45,495